RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	2011	2012	2013
	RMB	RMB	RMB
Commissions from Home Inns	17,660,504	35,932,452	38,709,984
Commissions from Hanting	7,965,109	10,988,806	17,127,847
Consideration for disposal majority equity share of Starway Hong Kong from Hanting	—	17,131,759	16,459,926
Entrusted loan and interest to Yishang	—	—	13,374,109
Commissions from Starway Hong Kong	—	7,118,150	6,146,474
Commissions from 7 Days Group Holdings Limited (“7 Days”)	—	—	1,214,368
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	29,386,855	32,989,774	32,738,333
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	—

Significant balances with related parties

	2012	2013
	RMB	RMB
Due from related parties, current:
Due from Yishang	—	13,152,649
Due from Hanting	627,145	5,592,854
Due from Home Inns	3,797,931	3,029,166
Due from Starway Hong Kong	903,094	—
	5,328,170	21,774,669

Due from related parties, non-current:
Due from Hanting	—	8,166,667

Due to related parties, current:
Due to Ananda	9,215,726	10,216,780
Due to Hanting	1,000,000	1,000,000
Due to Joyu	180,000	—
	10,395,726	11,216,780